John Hancock Funds II

Equity Income Fund (the fund)

Supplement dated July 1, 2017 to the current prospectus (prospectus), as may be supplemented

Effective immediately, all references to T. Rowe Price International Ltd. as the Sub-Subadvisor to the fund are hereby removed from the prospectus.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.